Share-Based Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Weighted Average Black-Scholes Assumptions	Based on the results of the model, the weighted-average grant date fair value of stock options granted for 2020, 2019, and 2018 were $29.53, $27.89 and $38.34, respectively, using the following assumptions:

Weighted Average Black-Scholes Assumptions	2020	2019	2018
Risk-free interest rate	1.4%	2.5%	2.6%
Expected volatility	29.3%	28.5%	28.2%
Expected dividend yield	3.2%	3.4%	2.6%
Expected option life, in years	5	5	5

Summary of Stock Option Activity
The following table summarizes stock option activity during 2020:

In thousands, except per share data	Number of Options	Weighted- Average Exercise Price
Outstanding at January 1	2,387	$144.01
Granted	268	152.16
Exercised	(308)	142.42
Canceled or expired	(79)	172.70
Outstanding at December 31	2,268	$144.54
Exercisable at December 31	1,753	$142.38

Summary of Additional Information Related to Stock Options Outstanding
The table below summarizes additional information related to stock options outstanding at December 31, 2020:

Options in thousands / dollars in millions, except per-share data	Outstanding Net of Expected Forfeitures	Options Exercisable
Number of options	2,169	1,753
Weighted-average exercise price per share	$144.50	$142.38
Aggregate intrinsic value	$85	$74
Weighted-average remaining contractual term, in years	5	3

Summary of Stock Unity Activity
The following table summarizes stock unit activity during 2020:

Stock units in thousands, except per-share data	Number of Stock Units	Weighted- Average Grant Date Fair Value
Non-vested, at January 1	805	$144.48
Granted	550	141.38
Canceled	(108)	133.51
Vested and transferred to unrestricted	(244)	153.48
Non-vested, at December 31	1,003	$139.62